EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectuses and statement of additional information for the Tax-Managed Small Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, U.S. Fixed Income, Core Fixed Income and Multi-Strategy Alternative Funds, electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 4, 2011 (SEC Accession No. 0001104659-11-005144).